CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Net revenues
Total net revenues	$ 707,462	$ 593,466	$ 503,327
Gross profit	239,357	218,279	190,568
Operating expenses
Selling	45,301	35,197	30,642
General and administrative	80,241	69,982	39,114
Goodwill impairment charge	0	0	35,767
Research and development (including research and development from related parties of $655, $212 and $208 for the years ended June 30, 2020, 2021 and 2022, respectively)	69,580	55,954	41,876
VAT refunds and government subsidies	(30,309)	(30,099)	(26,259)
Total operating expenses	164,813	131,034	121,140
Income from operations	74,544	87,245	69,428
Other income, net (including other income from related parties of $3,414, $2,445 and $2,830 for the years ended June 30, 2020, 2021 and 2022, respectively)	2,185	10,449	4,683
Foreign exchange gain (loss)	1,789	(6,219)	599
Gains on disposal of an investment in an equity investee	7,995	0	5,763
Losses on disposal of subsidiaries	(3)	0	0
Gains on disposal of an investment in securities	0	3,323	0
Impairment loss of investments in cost investees	(773)	0	0
Share of net income of equity investees	1,838	604	3,131
Interest income	12,698	14,131	13,060
Interest expenses	(731)	(553)	(306)
Dividend income from investments in securities	85	912	1,139
Income before income taxes	99,627	109,892	97,497
Income tax expenses	16,634	20,554	18,171
Net income	82,993	89,338	79,326
Less: Net loss attributable to non-controlling interests	(189)	(371)	(70)
Net income attributable to Hollysys Automation Technologies Ltd.	83,182	89,709	79,396
Other comprehensive income, net of tax of nil
Translation adjustments	(46,590)	96,577	(28,313)
Comprehensive income	36,403	185,915	51,013
Less: comprehensive loss attributable to non-controlling interests	(1,310)	(125)	(387)
Comprehensive income attributable to Hollysys Automation Technologies Ltd.	$ 37,713	$ 186,040	$ 51,400
Net income per share:
Basic	$ 1.36	$ 1.48	$ 1.31
Diluted	$ 1.35	$ 1.46	$ 1.31
Shares used in net income per share computation:
Basic	61,007,806	60,566,709	60,478,717
Diluted	61,568,476	61,513,749	60,609,242
Integrated Solution Contracts [Member]
Net revenues
Total net revenues	$ 573,567	$ 460,180	$ 414,272
Cost of revenue	422,236	336,471	281,818
Product [Member]
Net revenues
Total net revenues	38,486	28,667	20,144
Cost of revenue	10,247	5,293	5,456
Service [Member]
Net revenues
Total net revenues	95,409	104,619	68,911
Cost of revenue	$ 35,622	$ 33,423	$ 25,485